Summary of Material Accounting Policies - Schedule of Interim Condensed Consolidated Financial Statements (Details)	6 Months Ended
Jun. 30, 2025
Brera Holdings. PLC [Member]
Schedule of Interim Condensed Consolidated Financial Statements [Line Items]
Functional Currency	United States dollar (“USD”)
Brera Milano S.r.l. [Member]
Schedule of Interim Condensed Consolidated Financial Statements [Line Items]
Functional Currency	Euro (“EUR”)
Brera FC [Member]
Schedule of Interim Condensed Consolidated Financial Statements [Line Items]
Functional Currency	Euro (“EUR”)
Fudbalski Klub Akademija Pandev [Member]
Schedule of Interim Condensed Consolidated Financial Statements [Line Items]
Functional Currency	Macedonian Denar
UYBA Volley S.s.d.a.r.l [Member]
Schedule of Interim Condensed Consolidated Financial Statements [Line Items]
Functional Currency	Euro (“EUR”)
Tiverija Brera AD Strumica [Member]
Schedule of Interim Condensed Consolidated Financial Statements [Line Items]
Functional Currency	Macedonian Denar